N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO of AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
FutureFund Series Account
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
The amount of charges for early withdrawals depends on the type of Plan and the
Group Contract in which you participate. The contingent deferred sales charge (also known as a surrender charge) is a percentage of the amounts you withdraw. There are seven different levels of the contingent deferred sales charge and each level has different charge structure. For Level 3 Group Contracts, the contingent deferred sales charge may be assessed up to 14 years. Although each level charges different percentage, the contingent deferred sales charge will not exceed 8.5%.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
Charges and Deductions
Transaction Charges
In addition to surrender charges, you also may be charged for other transactions. You may have to pay a Contingent Deferred Sales Charge upon a partial withdrawal. State premium tax and early distribution penalty taxes may apply in certain circumstances.
Fee Table; Charges and Deductions; and Federal Tax Consequences
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect Plan or custodian fees that are paid from Participant Annuity Account Values. If such charges were reflected, the fees and expenses would be higher.
Fee Table; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Group Contract Level)	1.00%[1]	1.25%[2]
	Investment options (Portfolio fees and expenses)[3]	0.49%	1.75%
	Optional Amendment Rider available for Level 6 and Level 7 Group Contracts[4]	N/A	N/A
1 As a percentage of Participant Annuity Account Value. Includes Mortality and
Expense Risk Charge.
2 As a deduction in the Net Investment Factor. Includes Mortality and Expense Risk
Charge.
3 As a percentage of Portfolio Assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
4 If Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

Because your Group Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Group Contract, the following tables shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $447	Highest Annual Cost: $2,481
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Contract Classes and Portfolio Company fees and	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
Other Plan or Custodian Charges	Any Plan or custodian fees. These fees would be Plan-specific	Custodian and Other Plan Fees and Charges

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
The amount of charges for early withdrawals depends on the type of Plan and the
Group Contract in which you participate. The contingent deferred sales charge (also known as a surrender charge) is a percentage of the amounts you withdraw. There are seven different levels of the contingent deferred sales charge and each level has different charge structure. For Level 3 Group Contracts, the contingent deferred sales charge may be assessed up to 14 years. Although each level charges different percentage, the contingent deferred sales charge will not exceed 8.5%.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
Charges and Deductions

Surrender Charge Phaseout Period, Years | yr	14
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.50%
Surrender Charge Example Maximum [Dollars]	$ 8,500
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges, you also may be charged for other transactions. You may have to pay a Contingent Deferred Sales Charge upon a partial withdrawal. State premium tax and early distribution penalty taxes may apply in certain circumstances.
Fee Table; Charges and Deductions; and Federal Tax Consequences

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect Plan or custodian fees that are paid from Participant Annuity Account Values. If such charges were reflected, the fees and expenses would be higher.
Fee Table; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Group Contract Level)	1.00%[1]	1.25%[2]
	Investment options (Portfolio fees and expenses)[3]	0.49%	1.75%
	Optional Amendment Rider available for Level 6 and Level 7 Group Contracts[4]	N/A	N/A
1 As a percentage of Participant Annuity Account Value. Includes Mortality and
Expense Risk Charge.
2 As a deduction in the Net Investment Factor. Includes Mortality and Expense Risk
Charge.
3 As a percentage of Portfolio Assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
4 If Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

Because your Group Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Group Contract, the following tables shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $447	Highest Annual Cost: $2,481
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Contract Classes and Portfolio Company fees and	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Participant Annuity Account Value. Includes Mortality and Expense Risk Charge.[2] As a deduction in the Net Investment Factor. Includes Mortality and Expense Risk Charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.49%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.75%
Investment Options Footnotes [Text Block]	3 As a percentage of Portfolio Assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
Optional Benefits Minimum [Percent]
Optional Benefits Maximum [Percent]
Optional Benefits Footnotes [Text Block]	4 If Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $447	Highest Annual Cost: $2,481
Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Contract Classes and Portfolio Company fees and	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses

Lowest Annual Cost [Dollars]	$ 447
Highest Annual Cost [Dollars]	$ 2,481
Risks [Table Text Block]
RISKS	LOCATION IN PROSPECTUS
Risk of Loss
You can lose money by investing in the Group Contract. We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant
Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible
Funds. Thus, you bear the full investment risk for all Contributions allocated to the
Investment Divisions.
Principal Risks of Investing in the Group Contract: “Investment Option Investment Risk”
Not a Short-Term Investment
The Group Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Group Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Group Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Group Contract, you should consider whether investing purchase payments in the
Group Contract is consistent with the purpose for which the investment is being considered.
Principal Risks of Investing in the Group Contract: “Short-Term Investment Risk”
Risks Associated with Investment Options
An investment in the Group Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Group Contract (e.g., Eligible Funds). Each investment option will have its own unique risks. You should review these investment options before making an investment decision.
Principal Risks of Investing in the Group Contract: “Investment Option Investment Risk”
Insurance Company Risks
An investment in the Group Contract is subject to the risks related to us, as the
Depositor. Any obligations (including under the Fixed Options), guarantees, and benefits of the Group Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Empower Annuity Insurance Company of America, including our financial strength ratings, is available by contacting us at 1-303-737-3000.
Principal Risks of Investment in the Group Contract; “Insurance Company Financial Strength Risk”

Investment Restrictions [Text Block]	Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan.We reserve the right to discontinue or substitute any Eligible Fund as an investment option that is available under the Group Contract.We reserve the right to reject or restrict transfers if we determine that transfers reflect excessive frequent trading or a market timing strategy, or we are required to reject or restrict transfers by the applicable Eligible Fund.
Optional Benefit Restrictions [Text Block]	Amendment Rider offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge. If the Amendment Rider is selected and the Participant dies prior to the Annuity Commencement Date, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes. Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.Loans are allowed under the Contract if permitted by the Plan. Consult your Plan sponsor. No interest is charged on loans.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Group Contract.•There is no additional tax benefit if you purchase the Group Contract through a tax-qualified plan or individual retirement account (IRA).•Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Group Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Group Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Group Contract or making withdrawals from the Group Contract. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as Plan or custodial fees that are Plan specific, and if such costs were reflected the fees would be higher. Depending on the type of charge, these may reduce your Participant Annuity Account Value and/or could have tax consequences. See the Section “Custodian and Other Plan Fees and Charges” under “Charges and Deductions” later in this Prospectus.The first table describes the fees and expenses that you will pay at the time that you buy the Group Contract, surrender or make withdrawals from the Group Contract, or transfer Contract value between investment options. State premium taxes may also be deducted.Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Contingent Deferred Sales Charge (as a percentage of amount distributed)	Maximum 8.5%[1]
Transfer Fee	None[2]
Premium Tax Charge	Maximum 3.5%[3]
1The contingent deferred sales charge will be based upon the Level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the contingent deferred sales charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all contingent deferred sales charges under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract Levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge “free amount” may apply, please see the discussion below.2Currently there is no limit on the number of Transfers you make among Investment Divisions each year, however, we reserve the right reserve the right to limit the number of Transfers you make.3Premium Tax charge, ranging from 0.00% to 3.50%, may apply upon full surrender or annuitization.The next table describes the fees and expenses that you will pay each year during the time you own the Group Contract (not including Eligible Fund fees and expenses).Annual Group Contract Expenses
Administrative Expenses	$30.00
Base Group Contract Expenses (as percentage of average account value)	1.00% or 1.25%[1]
1We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. A complete list of Eligible Funds available under the Group Contract, including their annual expenses, may be found at the back of this document in Appendix A.
Annual Portfolio Company Expenses	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.49%	1.75% [2]
1Several of the Eligible Funds (the Empower Profile Funds and the Empower Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Empower Funds, Inc. funds, portfolios in the same group of investment companies as the Empower Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Empower Profile Funds and the Empower Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Empower Profile Funds and the Empower Lifetime Funds as a result of their investment in shares of one or more Underlying Portfolios.2The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.50%
Deferred Sales Load, Footnotes [Text Block]	The contingent deferred sales charge will be based upon the Level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the contingent deferred sales charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all contingent deferred sales charges under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract Levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge “free amount” may apply, please see the discussion below.
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Exchange Fee, Footnotes [Text Block]	Currently there is no limit on the number of Transfers you make among Investment Divisions each year, however, we reserve the right reserve the right to limit the number of Transfers you make.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium Tax charge, ranging from 0.00% to 3.50%, may apply upon full surrender or annuitization.
Administrative Expense, Current [Dollars]	$ 30.00
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.00%
Base Contract Expense, Footnotes [Text Block]	We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.49%	1.75% [2]

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]
Portfolio Company Expenses Minimum [Percent]	0.49%
Portfolio Company Expenses Maximum [Percent]	1.75%
Portfolio Company Expenses, Footnotes [Text Block]	1Several of the Eligible Funds (the Empower Profile Funds and the Empower Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Empower Funds, Inc. funds, portfolios in the same group of investment companies as the Empower Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Empower Profile Funds and the Empower Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Empower Profile Funds and the Empower Lifetime Funds as a result of their investment in shares of one or more Underlying Portfolios.2The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,963.00
Surrender Expense, 3 Years, Maximum [Dollars]	9,064.00
Surrender Expense, 5 Years, Maximum [Dollars]	15,406.00
Surrender Expense, 10 Years, Maximum [Dollars]	32,377.00
Annuitized Expense, 1 Year, Maximum [Dollars]	2,963.00
Annuitized Expense, 3 Years, Maximum [Dollars]	9,064.00
Annuitized Expense, 5 Years, Maximum [Dollars]	15,406.00
Annuitized Expense, 10 Years, Maximum [Dollars]	32,377.00
No Surrender Expense, 1 Year, Maximum [Dollars]	2,963.00
No Surrender Expense, 3 Years, Maximum [Dollars]	9,064.00
No Surrender Expense, 5 Years, Maximum [Dollars]	15,406.00
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,377.00
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Group ContractShort-Term Investment Risk. The Group Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Group Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.Investment Option Investment Risk. You bear the risk of any decline in the Variable Account Value of your contract resulting from the performance of the Eligible Funds you have chosen. The Variable Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Eligible Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Group Contract. The investment risks are described in the prospectuses for the Eligible Fund.Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise.Withdrawal Risk. Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1∕2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year.Business Continuity Risk. Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.Cyber Security Risk. Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Group Contractowner or Participant information, and unintentional events and occurrences. Such system failures, cyber- attacks, and similar incidents or events affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Participant Annuity Account Value. For instance, system failures, cyber- attacks, and similar incidents or events may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Group Contractowner, Participant, or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Eligible Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Group Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.Cessation of Contributions and Contract Termination. Either the Group Contractowner or Empower may determine that no more contributions or Transfers will be permitted upon notice to the other party. In addition, the Group Contractowner may terminate the Contract. Contract Termination may occur due to termination of the Plan or due to Contract Conversion, provided an Amendment Rider is attached to the Contract. For details see the sections “Cessation of Contributions,” “Contract Termination Due To Plan Termination” and “Contract Termination Due To Contract Conversion,” later in this Prospectus. If the Group Contractowner terminates the Contract: all benefits, rights and privileges provided by the Contract shall terminate, unless the Group Contractowner elects the termination that provides for Empower to maintain Participant Annuity Accounts.
Item 10. Benefits Available (N-4) [Text Block]	•if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant’s estate.Benefits Available Under the ContractThe following table summarizes information about the benefits available under the Group Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Amendment Rider	Offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge.	Optional	No additional charge; reflected in CDSC for Level 6 and Level 7 Group Contracts	Death Benefit, Contingent Deferred Sales Charge, and Contract Termination Charge may change under the Amendment Rider.
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	No charge	Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Periodic Payment Options
You may Request that all or
part of her Participant
Annuity Account Value be
applied to one of periodic
payment options, which are
1) income for a specified
period, 2) income of a
specified amount, 3) interest
only, and 4) minimum
distribution.
		Standard	No charge
Periodic payments will
proportionately reduce
the Participant Annuity
Account Value.
Participant must be
eligible to receive a
distribution under the
terms of the Plan and
Code.
All outstanding loan
balances must be paid in
full or treated as a
distribution before you
are eligible for a periodic
payment option.

Dollar Cost Averaging	Allows you to systematically make transfers from any Investment Division to any other Investment Division.	Standard	No charge	The minimum amount that can be Transferred out of an Investment Division is $100 per month. You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer	Allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation.	Standard	No charge	You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Amendment Rider	Offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge.	Optional	No additional charge; reflected in CDSC for Level 6 and Level 7 Group Contracts	Death Benefit, Contingent Deferred Sales Charge, and Contract Termination Charge may change under the Amendment Rider.
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	No charge	Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Periodic Payment Options
You may Request that all or
part of her Participant
Annuity Account Value be
applied to one of periodic
payment options, which are
1) income for a specified
period, 2) income of a
specified amount, 3) interest
only, and 4) minimum
distribution.
		Standard	No charge
Periodic payments will
proportionately reduce
the Participant Annuity
Account Value.
Participant must be
eligible to receive a
distribution under the
terms of the Plan and
Code.
All outstanding loan
balances must be paid in
full or treated as a
distribution before you
are eligible for a periodic
payment option.

Dollar Cost Averaging	Allows you to systematically make transfers from any Investment Division to any other Investment Division.	Standard	No charge	The minimum amount that can be Transferred out of an Investment Division is $100 per month. You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer	Allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation.	Standard	No charge	You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Eligible Funds Available Under the Group ContractThe following is a list of Eligible Funds under the Group Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds, which may be amended from time to time and can be found by logging into your plan’s website or online at https://plan.empower-retirement.com/planweb/fundprospectuses.html.You can also request this information at no cost by calling (855) 756-4738 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Group Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks current income and long-term capital appreciation	Alger Balanced Portfolio Fund[1] Adviser: Fred Alger Management, LLC Subadviser: N/A	1.09%	-11.31%	6.11%	7.99%
Seeks long-term capital appreciation	Alger Mid Cap Growth Portfolio Fund Adviser: Fred Alger Management, LLC Subadviser: N/A	0.92%[2]	-36.07%	5.74%	9.61%
Seeks long-term capital growth; income is a secondary consideration	American Century Disciplined Core Value Fund Adviser: American Century Investment Management Inc. Subadviser: N/A	0.65%	-12.59%	6.92%	10.67%
Seeks current income; capital appreciation is a secondary objective	American Century Equity Income Fund Adviser: American Century Investment Management Inc. Subadviser: N/A	0.94%	-3.14%	6.29%	9.52%
Seeks growth of capital	American Funds The Growth Fund of America® Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
Seeks maximum long- term capital growth	Artisan International Value Fund Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.26%	-7.00%	4.25%	7.44%
Seeks long-term growth of capital	ClearBridge International Small Cap Fund 3 Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%[2]	-17.36%	-2.37%	4.09%
Seeks long-term growth of capital	ClearBridge Value Trust[1] Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%[2]	-6.51%	7.99%	11.06%
Seeks total return, consisting of long-term capital appreciation and current income	Columbia Contrarian Core Fund[1] Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%[2]	-18.79%	8.14%	11.80%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Columbia Select Mid Cap Value Fund Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.38%	-9.67%	7.39%	10.08%
Seeks long-term growth of capital	Davis New York Venture Fund Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc.	1.19%	-17.62%	3.06%	8.77%
Seeks above average income and capital appreciation	Federated Hermes Equity Income Fund Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%[2]	-7.98%	4.86%	8.03%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund Portfolio Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.60%	-26.31%	8.66%	11.43%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	-24.46%	12.42%	14.81%
Seeks long-term capital growth	Franklin Small-Mid Cap Growth Fund Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-33.71%	7.40%	10.22%
Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments	Empower Aggressive Profile Fund (formerly Great-West Aggressive Profile Fund) Adviser: Empower Capital Management, LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
Seeks long-term capital appreciation	Empower Ariel Mid Cap Value Fund (formerly Great-West Ariel Mid Cap Value Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Ariel Investments, LLC	1.05%[2]	-12.94%	4.97%	9.49%
Seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index (the “benchmark index”)	Empower Bond Index Fund (formerly Great-West Bond Index Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.50%[2]	-13.68%	-0.57%	0.54%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital preservation primarily through investments in funds that emphasize fixed income investments	Empower Conservative Profile Fund (formerly Great-West Conservative Profile Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.78%[2]	-9.93%	2.29%	3.65%
Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Empower Government Money Market Fund (formerly Great-West Government Money Market Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.46%[2]	1.17%	0.92%	0.50%
Seeks long-term capital growth	Empower International Value Fund (formerly Great-West International Value Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC Subadviser: LSV Asset Management; Massachusetts Financial Services Company	1.07%	-15.18%	1.23%	6.75%
Seeks capital growth and current income	Empower Large Cap Value Fund[1] (formerly Great-West Large Cap Value Fund) Adviser: Empower Capital Management (formerly Great-West Capital Management LLC) Subadviser: T. Rowe Price Associates, Inc.; Putnam Investment Management, LLC	0.81%[2]	-3.41%	7.70%	10.03%
Seeks income and secondarily, capital growth	Empower Lifetime 2015 Fund (formerly Great-West Lifetime 2015 Fund) Adviser: Empower Capital Management (formerly Great-West Capital Management LLC) Subadviser: N/A	0.80%[2]	-12.27%	3.06%	5.00%
Seeks income and secondarily, capital growth	Empower Lifetime 2020 Fund (formerly Great-West Lifetime 2020 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.83%[2]	-12.95%	3.20%	4.95%
Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth	Empower Lifetime 2025 Fund (formerly Great-West Lifetime 2025 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.85%[2]	-13.83%	3.46%	6.20%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth	Empower Lifetime 2030 Fund (formerly Great-West Lifetime 2030 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.87%[2]	-14.62%	3.73%	6.06%
Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth	Empower Lifetime 2035 Fund (formerly Great-West Lifetime 2035 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.89%[2]	-15.62%	4.07%	7.37%
Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth	Empower Lifetime 2040 Fund (formerly Great-West Lifetime 2040 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
Seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth	Empower Lifetime 2045 Fund (formerly Great-West Lifetime 2045 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth	Empower Lifetime 2050 Fund (formerly Great-West Lifetime 2050 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth	Empower Lifetime 2055 Fund (formerly Great-West Lifetime 2055 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth	Empower Lifetime 2060 Fund (formerly Great-West Lifetime 2060 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments	Empower Moderate Profile Fund (formerly Great-West Moderate Profile Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.92%[2]	-12.02%	3.83%	6.15%
Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments	Empower Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	1.02%[2]	-13.09%	4.29%	7.13%
Seeks income and capital appreciation primarily through investments in funds that emphasize fixed income investments and, to a lesser degree, in funds that emphasize equity investments	Empower Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.83%[2]	-10.82%	3.06%	4.91%
Seeks high total investment return through a combination of current income and capital appreciation	Empower Multi-Sector Bond Fund (formerly Great-West Multi-Sector Bond Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Loomis, Sayles & Company LP; Virtus Fixed Income Advisers, LLC (formerly Loomis, Sayles & Company LP; Newfleet Asset Management, LLC)	0.90%[2]	-11.42%	1.09%	2.70%
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index (the “benchmark index”)	Empower S&P 500® Index Fund (formerly Great-West S&P 500® Index Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Irish Life Inv. Managers Ltd	0.51%	-18.55%	8.88%	11.95%
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index (the “benchmark index”)	Empower S&P Small Cap 600® Index Fund (formerly Great-West S&P Small Cap 600® Index Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Irish Life Inv. Managers Ltd	0.56%	-16.51%	5.36%	10.25%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Empower Small Cap Growth Fund (formerly Great-West Small Cap Growth Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Lord, Abbett & Co LLC; Peregrine Capital Management	1.19%[2]	-25.36%	7.50%	9.22%
Seeks long-term capital growth	Empower Small Cap Value Fund (formerly Great-West Small Cap Value Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Loomis, Sayles & Company LP; Hotchkis & Wiley Capital Management LLC	1.09%[2]	-10.03%	4.86%	9.10%
Seeks long-term capital appreciation	Empower T. Rowe Price Mid Cap Growth Fund (formerly Great-West T. Rowe Price Mid Cap Growth Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: T. Rowe Price Associates, Inc.	1.02%	-22.79%	7.13%	11.81%
Seeks the highest level of return consistent with preservation of capital and substantial credit protection	Empower U.S. Government Securities Fund (formerly Great-West U.S. Government Securities Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.60%[2]	-12.08%	-0.59%	0.45%
Seeks long-term capital appreciation	Invesco American Franchise Fund[1] Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
Seeks long-term capital appreciation	Invesco American Value Fund[5] Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.36%	-3.46%	6.03%	8.39%
Seeks capital appreciation	Invesco Capital Appreciation Fund Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.94%	-31.10%	8.01%	10.80%
Seeks total return through growth of capital and current income	Invesco Comstock Fund Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	0.54%	7.68%	10.67%
Seeks capital appreciation	Invesco Discovery Mid Cap Growth Fund[1] Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
The investment seeks capital appreciation	Invesco Global Fund Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
Seeks long-term growth of capital	Invesco Small Cap Growth Fund[1] Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital	Invesco Value Opportunities Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.22%	1.35%	8.61%	10.21%
Seeks long-term growth of capital	Janus Henderson Forty Fund[1] Adviser: Janus Capital Management LLC Subadviser: N/A	0.81%	-33.64%	9.41%	12.79%
Seeks long-term growth of capital	Janus Henderson Global Research Fund[1] Adviser: Janus Capital Management LLC Subadviser: N/A	0.86%	-19.64%	6.38%	8.64%
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio Adviser: Janus Capital Management LLC; Subadviser: N/A	0.64%	-19.41%	6.55%	9.15%
Seeks long-term growth of capital	Janus Henderson Research Fund Adviser: Janus Capital Management LLC Subadviser: N/A	0.77%	-30.03%	7.96%	11.77%
Seeks long-term capital appreciation	Jensen Quality Growth Fund Adviser: Jensen Investment Management Inc. Subadviser: N/A	1.26%	-16.89%	10.65%	12.93%
The investment seeks long-term capital appreciation	Lord Abbett Value Opportunities Fund Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.16%	-21.90%	4.38%	8.66%
Seeks long term growth of capital	MainStay WMC Small Companies Fund[1] Adviser: New York Life Investment Management LLC Subadviser: Wellington Management Company LLP	1.23%	-19.23%	0.24%	6.56%
Seeks capital appreciation	MFS Growth Fund[1] Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.84%[2]	-31.32%	9.35%	12.70%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Fund Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.71%	-14.30%	-0.22%	0.86%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. Corporations	Pioneer Equity Income VCT Portfolio Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.05%	-7.94%	5.62%	10.17%
Seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income	Putnam High Yield Fund Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.26%	-12.13%	1.11%	2.83%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks high current income consistent with prudent risk	Putnam Income Fund Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.75%[2]	-12.96%	0.00%	1.30%
Seeks long-term capital appreciation	Putnam International Capital Opportunities Fund Adviser: Putnam Investment Management, LLC Subadviser: Putnam Advisory Company, LLC; Putnam Investments Limited	1.75%	-18.22%	1.37%	4.23%
Seeks long-term growth of capital and current income	Royce Small-Cap Total Return Fund (formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%[2]	-13.54%	3.84%	7.83%
Seeks to provide long- term capital growth	Victory RS Select Growth Fund Adviser: Victory Capital Management Inc. Subadviser: N/A	1.40%[2]	-32.43%	3.38%	7.45%
Seeks to provide long- term capital growth	Victory RS Small Cap Growth Fund[1] Adviser: Victory Capital Management Inc. Subadviser: N/A	1.40%[2]	-37.07%	-0.64%	8.12%
Seeks to provide long- term capital appreciation	Virtus Silvant Small-Cap Growth Stock Fund[4] Adviser: Virtus Fund Advisers, LLC Subadviser: Silvant Capital Management LLC	1.15%[2]	0.00%	5.17%	8.02%
[1] This Portfolio Company is closed to incoming Transfers and new Contributions.[2] This Portfolio Company’s Current Expense reflects a temporary fee reduction.[3] This Portfolio Company was closed to new investments effective on or about January 13, 2023, and was liquidated on or about January 18, 2023. [4] This Portfolio Company was liquidated at the close of business on or about December 16, 2022. [5] This Portfolio Company merged into Invesco Value Opportunities effective on or about February 10, 2023.
Prospectuses Available [Text Block]	The following is a list of Eligible Funds under the Group Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds, which may be amended from time to time and can be found by logging into your plan’s website or online at https://plan.empower-retirement.com/planweb/fundprospectuses.html.You can also request this information at no cost by calling (855) 756-4738 or sending an email request to participantservices@empower.com.The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Group Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks current income and long-term capital appreciation	Alger Balanced Portfolio Fund[1] Adviser: Fred Alger Management, LLC Subadviser: N/A	1.09%	-11.31%	6.11%	7.99%
Seeks long-term capital appreciation	Alger Mid Cap Growth Portfolio Fund Adviser: Fred Alger Management, LLC Subadviser: N/A	0.92%[2]	-36.07%	5.74%	9.61%
Seeks long-term capital growth; income is a secondary consideration	American Century Disciplined Core Value Fund Adviser: American Century Investment Management Inc. Subadviser: N/A	0.65%	-12.59%	6.92%	10.67%
Seeks current income; capital appreciation is a secondary objective	American Century Equity Income Fund Adviser: American Century Investment Management Inc. Subadviser: N/A	0.94%	-3.14%	6.29%	9.52%
Seeks growth of capital	American Funds The Growth Fund of America® Adviser: Capital Research and Management Company Subadviser: N/A	0.95%	-30.95%	6.87%	11.21%
Seeks maximum long- term capital growth	Artisan International Value Fund Adviser: Artisan Partners Limited Partnership Subadviser: N/A	1.26%	-7.00%	4.25%	7.44%
Seeks long-term growth of capital	ClearBridge International Small Cap Fund 3 Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.44%[2]	-17.36%	-2.37%	4.09%
Seeks long-term growth of capital	ClearBridge Value Trust[1] Adviser: ClearBridge Investments, LLC Subadviser: N/A	1.15%[2]	-6.51%	7.99%	11.06%
Seeks total return, consisting of long-term capital appreciation and current income	Columbia Contrarian Core Fund[1] Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	0.97%[2]	-18.79%	8.14%	11.80%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Columbia Select Mid Cap Value Fund Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.38%	-9.67%	7.39%	10.08%
Seeks long-term growth of capital	Davis New York Venture Fund Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc.	1.19%	-17.62%	3.06%	8.77%
Seeks above average income and capital appreciation	Federated Hermes Equity Income Fund Adviser: Federated Equity Mgmt Co. Of Penn Subadviser: N/A	1.12%[2]	-7.98%	4.86%	8.03%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund Portfolio Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.60%	-26.31%	8.66%	11.43%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	-24.46%	12.42%	14.81%
Seeks long-term capital growth	Franklin Small-Mid Cap Growth Fund Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.85%	-33.71%	7.40%	10.22%
Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments	Empower Aggressive Profile Fund (formerly Great-West Aggressive Profile Fund) Adviser: Empower Capital Management, LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	1.15%	-15.17%	5.10%	9.09%
Seeks long-term capital appreciation	Empower Ariel Mid Cap Value Fund (formerly Great-West Ariel Mid Cap Value Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Ariel Investments, LLC	1.05%[2]	-12.94%	4.97%	9.49%
Seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index (the “benchmark index”)	Empower Bond Index Fund (formerly Great-West Bond Index Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.50%[2]	-13.68%	-0.57%	0.54%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital preservation primarily through investments in funds that emphasize fixed income investments	Empower Conservative Profile Fund (formerly Great-West Conservative Profile Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.78%[2]	-9.93%	2.29%	3.65%
Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Empower Government Money Market Fund (formerly Great-West Government Money Market Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.46%[2]	1.17%	0.92%	0.50%
Seeks long-term capital growth	Empower International Value Fund (formerly Great-West International Value Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC Subadviser: LSV Asset Management; Massachusetts Financial Services Company	1.07%	-15.18%	1.23%	6.75%
Seeks capital growth and current income	Empower Large Cap Value Fund[1] (formerly Great-West Large Cap Value Fund) Adviser: Empower Capital Management (formerly Great-West Capital Management LLC) Subadviser: T. Rowe Price Associates, Inc.; Putnam Investment Management, LLC	0.81%[2]	-3.41%	7.70%	10.03%
Seeks income and secondarily, capital growth	Empower Lifetime 2015 Fund (formerly Great-West Lifetime 2015 Fund) Adviser: Empower Capital Management (formerly Great-West Capital Management LLC) Subadviser: N/A	0.80%[2]	-12.27%	3.06%	5.00%
Seeks income and secondarily, capital growth	Empower Lifetime 2020 Fund (formerly Great-West Lifetime 2020 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.83%[2]	-12.95%	3.20%	4.95%
Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth	Empower Lifetime 2025 Fund (formerly Great-West Lifetime 2025 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.85%[2]	-13.83%	3.46%	6.20%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth	Empower Lifetime 2030 Fund (formerly Great-West Lifetime 2030 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.87%[2]	-14.62%	3.73%	6.06%
Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth	Empower Lifetime 2035 Fund (formerly Great-West Lifetime 2035 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.89%[2]	-15.62%	4.07%	7.37%
Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth	Empower Lifetime 2040 Fund (formerly Great-West Lifetime 2040 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.92%	-16.30%	4.34%	7.13%
Seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth	Empower Lifetime 2045 Fund (formerly Great-West Lifetime 2045 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.92%	-16.82%	4.42%	7.68%
Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth	Empower Lifetime 2050 Fund (formerly Great-West Lifetime 2050 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.93%	-16.95%	4.42%	7.34%
Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth	Empower Lifetime 2055 Fund (formerly Great-West Lifetime 2055 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.92%	-17.13%	4.29%	7.55%
Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth	Empower Lifetime 2060 Fund (formerly Great-West Lifetime 2060 Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.94%	-17.10%	6.44%	6.44%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments	Empower Moderate Profile Fund (formerly Great-West Moderate Profile Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.92%[2]	-12.02%	3.83%	6.15%
Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments	Empower Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	1.02%[2]	-13.09%	4.29%	7.13%
Seeks income and capital appreciation primarily through investments in funds that emphasize fixed income investments and, to a lesser degree, in funds that emphasize equity investments	Empower Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.83%[2]	-10.82%	3.06%	4.91%
Seeks high total investment return through a combination of current income and capital appreciation	Empower Multi-Sector Bond Fund (formerly Great-West Multi-Sector Bond Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Loomis, Sayles & Company LP; Virtus Fixed Income Advisers, LLC (formerly Loomis, Sayles & Company LP; Newfleet Asset Management, LLC)	0.90%[2]	-11.42%	1.09%	2.70%
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index (the “benchmark index”)	Empower S&P 500® Index Fund (formerly Great-West S&P 500® Index Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Irish Life Inv. Managers Ltd	0.51%	-18.55%	8.88%	11.95%
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index (the “benchmark index”)	Empower S&P Small Cap 600® Index Fund (formerly Great-West S&P Small Cap 600® Index Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Irish Life Inv. Managers Ltd	0.56%	-16.51%	5.36%	10.25%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Empower Small Cap Growth Fund (formerly Great-West Small Cap Growth Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Lord, Abbett & Co LLC; Peregrine Capital Management	1.19%[2]	-25.36%	7.50%	9.22%
Seeks long-term capital growth	Empower Small Cap Value Fund (formerly Great-West Small Cap Value Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: Loomis, Sayles & Company LP; Hotchkis & Wiley Capital Management LLC	1.09%[2]	-10.03%	4.86%	9.10%
Seeks long-term capital appreciation	Empower T. Rowe Price Mid Cap Growth Fund (formerly Great-West T. Rowe Price Mid Cap Growth Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: T. Rowe Price Associates, Inc.	1.02%	-22.79%	7.13%	11.81%
Seeks the highest level of return consistent with preservation of capital and substantial credit protection	Empower U.S. Government Securities Fund (formerly Great-West U.S. Government Securities Fund) Adviser: Empower Capital Management LLC (formerly Great-West Capital Management LLC) Subadviser: N/A	0.60%[2]	-12.08%	-0.59%	0.45%
Seeks long-term capital appreciation	Invesco American Franchise Fund[1] Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.95%	-31.14%	7.54%	11.47%
Seeks long-term capital appreciation	Invesco American Value Fund[5] Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.36%	-3.46%	6.03%	8.39%
Seeks capital appreciation	Invesco Capital Appreciation Fund Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.94%	-31.10%	8.01%	10.80%
Seeks total return through growth of capital and current income	Invesco Comstock Fund Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.05%	0.54%	7.68%	10.67%
Seeks capital appreciation	Invesco Discovery Mid Cap Growth Fund[1] Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-31.09%	8.34%	11.38%
The investment seeks capital appreciation	Invesco Global Fund Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.04%	-32.14%	2.59%	7.62%
Seeks long-term growth of capital	Invesco Small Cap Growth Fund[1] Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.14%	-35.60%	4.18%	9.70%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital	Invesco Value Opportunities Adviser: Invesco Advisers, Inc.; Subadviser: N/A	1.22%	1.35%	8.61%	10.21%
Seeks long-term growth of capital	Janus Henderson Forty Fund[1] Adviser: Janus Capital Management LLC Subadviser: N/A	0.81%	-33.64%	9.41%	12.79%
Seeks long-term growth of capital	Janus Henderson Global Research Fund[1] Adviser: Janus Capital Management LLC Subadviser: N/A	0.86%	-19.64%	6.38%	8.64%
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio Adviser: Janus Capital Management LLC; Subadviser: N/A	0.64%	-19.41%	6.55%	9.15%
Seeks long-term growth of capital	Janus Henderson Research Fund Adviser: Janus Capital Management LLC Subadviser: N/A	0.77%	-30.03%	7.96%	11.77%
Seeks long-term capital appreciation	Jensen Quality Growth Fund Adviser: Jensen Investment Management Inc. Subadviser: N/A	1.26%	-16.89%	10.65%	12.93%
The investment seeks long-term capital appreciation	Lord Abbett Value Opportunities Fund Adviser: Lord, Abbett & Co LLC; Subadviser: N/A	1.16%	-21.90%	4.38%	8.66%
Seeks long term growth of capital	MainStay WMC Small Companies Fund[1] Adviser: New York Life Investment Management LLC Subadviser: Wellington Management Company LLP	1.23%	-19.23%	0.24%	6.56%
Seeks capital appreciation	MFS Growth Fund[1] Adviser: Massachusetts Financial Services Company; Subadviser: N/A	0.84%[2]	-31.32%	9.35%	12.70%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Fund Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.71%	-14.30%	-0.22%	0.86%
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. Corporations	Pioneer Equity Income VCT Portfolio Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.05%	-7.94%	5.62%	10.17%
Seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income	Putnam High Yield Fund Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	1.26%	-12.13%	1.11%	2.83%
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks high current income consistent with prudent risk	Putnam Income Fund Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.75%[2]	-12.96%	0.00%	1.30%
Seeks long-term capital appreciation	Putnam International Capital Opportunities Fund Adviser: Putnam Investment Management, LLC Subadviser: Putnam Advisory Company, LLC; Putnam Investments Limited	1.75%	-18.22%	1.37%	4.23%
Seeks long-term growth of capital and current income	Royce Small-Cap Total Return Fund (formerly Royce Total Return Fund) Adviser: Royce & Associates, LP Subadviser: N/A	1.54%[2]	-13.54%	3.84%	7.83%
Seeks to provide long- term capital growth	Victory RS Select Growth Fund Adviser: Victory Capital Management Inc. Subadviser: N/A	1.40%[2]	-32.43%	3.38%	7.45%
Seeks to provide long- term capital growth	Victory RS Small Cap Growth Fund[1] Adviser: Victory Capital Management Inc. Subadviser: N/A	1.40%[2]	-37.07%	-0.64%	8.12%
Seeks to provide long- term capital appreciation	Virtus Silvant Small-Cap Growth Stock Fund[4] Adviser: Virtus Fund Advisers, LLC Subadviser: Silvant Capital Management LLC	1.15%[2]	0.00%	5.17%	8.02%

Portfolio Company Objective [Text Block]	TYPE / INVESTMENTOBJECTIVESeeks to provide long-term capital appreciation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	0.00%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company’s Current Expense reflects a temporary fee reduction.
FutureFund Series Account | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in the Group Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Group Contract (e.g., Eligible Funds). Each investment option will have its own unique risks. You should review these investment options before making an investment decision.
FutureFund Series Account | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. The Group Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Group Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
FutureFund Series Account | InvestmentInvestmentsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Option Investment Risk. You bear the risk of any decline in the Variable Account Value of your contract resulting from the performance of the Eligible Funds you have chosen. The Variable Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Eligible Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Group Contract. The investment risks are described in the prospectuses for the Eligible Fund.
FutureFund Series Account | InsuranceCompanyFinancialStrengthRiskMember
Prospectus:
Principal Risk [Text Block]	Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise.
FutureFund Series Account | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1∕2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year.
FutureFund Series Account | BusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Business Continuity Risk. Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
FutureFund Series Account | CyberSecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security Risk. Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Group Contractowner or Participant information, and unintentional events and occurrences. Such system failures, cyber- attacks, and similar incidents or events affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Participant Annuity Account Value. For instance, system failures, cyber- attacks, and similar incidents or events may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Group Contractowner, Participant, or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Eligible Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Group Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
FutureFund Series Account | CessationofContributionsandContractTerminationMember
Prospectus:
Principal Risk [Text Block]	Cessation of Contributions and Contract Termination. Either the Group Contractowner or Empower may determine that no more contributions or Transfers will be permitted upon notice to the other party. In addition, the Group Contractowner may terminate the Contract. Contract Termination may occur due to termination of the Plan or due to Contract Conversion, provided an Amendment Rider is attached to the Contract. For details see the sections “Cessation of Contributions,” “Contract Termination Due To Plan Termination” and “Contract Termination Due To Contract Conversion,” later in this Prospectus. If the Group Contractowner terminates the Contract: all benefits, rights and privileges provided by the Contract shall terminate, unless the Group Contractowner elects the termination that provides for Empower to maintain Participant Annuity Accounts.
FutureFund Series Account | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Group Contract. We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.
FutureFund Series Account | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Group Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Group Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Group Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Group Contract, you should consider whether investing purchase payments in the Group Contract is consistent with the purpose for which the investment is being considered.
FutureFund Series Account | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Group Contract is subject to the risks related to us, as the Depositor. Any obligations (including under the Fixed Options), guarantees, and benefits of the Group Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Empower Annuity Insurance Company of America, including our financial strength ratings, is available by contacting us at 1-303-737-3000.
FutureFund Series Account | AlgerBalancedPortfolioClassI2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and long-term capital appreciation
Portfolio Company Name [Text Block]	Alger Balanced Portfolio Fund
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(11.31%)
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	7.99%
FutureFund Series Account | AlgerMidCapGrowthPortfolioClassI2Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio Fund
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(36.07%)
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	9.61%
FutureFund Series Account | AmericanCenturyDisciplinedCoreValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth; income is a secondary consideration
Portfolio Company Name [Text Block]	American Century Disciplined Core Value Fund
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(12.59%)
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	10.67%
FutureFund Series Account | AmericanCenturyEquityIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income; capital appreciation is a secondary objective
Portfolio Company Name [Text Block]	American Century Equity Income Fund
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(3.14%)
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.52%
FutureFund Series Account | AmericanFundsTheGrowthFundofAmericaClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital
Portfolio Company Name [Text Block]	American Funds The Growth Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.95%)
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	11.21%
FutureFund Series Account | ArtisanInternationalValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long-term capital growth
Portfolio Company Name [Text Block]	Artisan International Value Fund
Portfolio Company Adviser [Text Block]	Artisan Partners Limited Partnership
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(7.00%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	7.44%
FutureFund Series Account | ClearBridgeInternationalSmallCapFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	ClearBridge International Small Cap Fund
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.44%
Average Annual Total Returns, 1 Year [Percent]	(17.36%)
Average Annual Total Returns, 5 Years [Percent]	(2.37%)
Average Annual Total Returns, 10 Years [Percent]	4.09%
FutureFund Series Account | ClearBridgeValueTrustClassFIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	ClearBridge Value Trust[1]
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(6.51%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	11.06%
FutureFund Series Account | ColumbiaContrarianCoreFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund[1]
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(18.79%)
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	11.80%
FutureFund Series Account | ColumbiaSelectMidCapValueFundAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	(9.67%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	10.08%
FutureFund Series Account | DavisNewYorkVentureFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Davis New York Venture Fund
Portfolio Company Adviser [Text Block]	Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers (New York) Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(17.62%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	8.77%
FutureFund Series Account | FederatedHermesEquityIncomeFundIncClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks above average income and capital appreciation
Portfolio Company Name [Text Block]	Federated Hermes Equity Income Fund
Portfolio Company Adviser [Text Block]	Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(7.98%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	8.03%
FutureFund Series Account | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
FutureFund Series Account | FidelityVIPGrowthPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(24.46%)
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	14.81%
FutureFund Series Account | FranklinSmallMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(33.71%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.22%
FutureFund Series Account | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund (formerly Great-West Aggressive Profile Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
FutureFund Series Account | EmpowerArielMidCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Empower Ariel Mid Cap Value Fund (formerly Great-West Ariel Mid Cap Value Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Portfolio Company Subadviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(12.94%)
Average Annual Total Returns, 5 Years [Percent]	4.97%
Average Annual Total Returns, 10 Years [Percent]	9.49%
FutureFund Series Account | EmpowerBondIndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index (the “benchmark index”)
Portfolio Company Name [Text Block]	Empower Bond Index Fund (formerly Great-West Bond Index Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(13.68%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.54%
FutureFund Series Account | EmpowerConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital preservation primarily through investments in funds that emphasize fixed income investments
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund (formerly Great-West Conservative Profile Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(9.93%)
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.65%
FutureFund Series Account | EmpowerGovernmentMoneyMarketFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity
Portfolio Company Name [Text Block]	Empower Government Money Market Fund (formerly Great-West Government Money Market Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	0.92%
Average Annual Total Returns, 10 Years [Percent]	0.50%
FutureFund Series Account | EmpowerInternationalValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Empower International Value Fund (formerly Great-West International Value Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management;Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	6.75%
FutureFund Series Account | EmpowerLargeCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and current income
Portfolio Company Name [Text Block]	Empower Large Cap Value Fund[1](formerly Great-West Large Cap Value Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management (formerly Great-West Capital Management LLC)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; Putnam Investment Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(3.41%)
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	10.03%
FutureFund Series Account | EmpowerLifetime2015FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund (formerly Great-West Lifetime 2015 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.27%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.00%
FutureFund Series Account | EmpowerLifetime2020FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund (formerly Great-West Lifetime 2020 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(12.95%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.95%
FutureFund Series Account | EmpowerLifetime2025FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund (formerly Great-West Lifetime 2025 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.83%)
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.20%
FutureFund Series Account | EmpowerLifetime2030FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund (formerly Great-West Lifetime 2030 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.62%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.06%
FutureFund Series Account | EmpowerLifetime2040FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund (formerly Great-West Lifetime 2040 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.37%
FutureFund Series Account | EmpowerLifetime2045FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund (formerly Great-West Lifetime 2045 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.13%
FutureFund Series Account | EmpowerLifetime2050FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund (formerly Great-West Lifetime 2050 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.82%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.68%
FutureFund Series Account | EmpowerLifetime2055FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund (formerly Great-West Lifetime 2055 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.34%
FutureFund Series Account | EmpowerLifetime2060FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund (formerly Great-West Lifetime 2060 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
FutureFund Series Account | EmpowerModerateProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund (formerly Great-West Moderate Profile Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.44%
FutureFund Series Account | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund (formerly Great-West Moderately Aggressive Profile Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(12.02%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.15%
FutureFund Series Account | EmpowerModeratelyConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund (formerly Great-West Moderately Conservative Profile Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
FutureFund Series Account | EmpowerMultiSectorBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks income and capital appreciation primarily through investments in funds that emphasize fixed income investments and, to a lesser degree, in funds that emphasize equity investments
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund (formerly Great-West Multi-Sector Bond Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP; Virtus Fixed Income Advisers, LLC (formerly Loomis, Sayles & Company LP; Newfleet Asset Management, LLC)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(10.82%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	4.91%
FutureFund Series Account | EmpowerSandP500IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total investment return through a combination of current income and capital appreciation
Portfolio Company Name [Text Block]	Empower S&P 500® Index Fund (formerly Great-West S&P 500® Index Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Portfolio Company Subadviser [Text Block]	Irish Life Inv. Managers Ltd
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(11.42%)
Average Annual Total Returns, 5 Years [Percent]	1.09%
Average Annual Total Returns, 10 Years [Percent]	2.70%
FutureFund Series Account | EmpowerSandPSmallCap600IndexFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index (the “benchmark index”)
Portfolio Company Name [Text Block]	Empower S&P Small Cap 600® Index Fund (formerly Great-West S&P Small Cap 600® Index Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Portfolio Company Subadviser [Text Block]	Irish Life Inv. Managers Ltd
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(18.55%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.95%
FutureFund Series Account | EmpowerSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600®Index (the “benchmark index”)
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund (formerly Great-West Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Portfolio Company Subadviser [Text Block]	Lord, Abbett & Co LLC; Peregrine Capital Management
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	10.25%
FutureFund Series Account | EmpowerSmallCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund (formerly Great-West Small Cap Value Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company LP; Hotchkis & Wiley Capital Management LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.22%
FutureFund Series Account | EmpowerTRowePriceMidCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund (formerly Great-West T. Rowe Price Mid Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.03%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	9.10%
FutureFund Series Account | EmpowerUSGovernmentSecuritiesFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund (formerly Great-West U.S. Government Securities Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(22.79%)
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	11.81%
FutureFund Series Account | InvescoAmericanFranchiseFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks the highest level of return consistent with preservation of capital and substantial credit protection
Portfolio Company Name [Text Block]	Invesco American Franchise Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(12.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.59%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
FutureFund Series Account | InvescoAmericanValueFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Invesco American Value Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(31.14%)
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	11.47%
FutureFund Series Account | InvescoCapitalAppreciationFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	6.03%
Average Annual Total Returns, 10 Years [Percent]	8.39%
FutureFund Series Account | InvescoComstockFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco Comstock Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(31.10%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	10.80%
FutureFund Series Account | InvescoDiscoveryMidCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return through growth of capital and current income
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.67%
FutureFund Series Account | InvescoGlobalFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco Global Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(31.09%)
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	11.38%
FutureFund Series Account | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	The investment seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(32.14%)
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	7.62%
FutureFund Series Account | InvescoValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Invesco Value Opportunities
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
FutureFund Series Account | JanusHendersonFortyFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	1.35%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	10.21%
FutureFund Series Account | JanusHendersonGlobalResearchFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(33.64%)
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	12.79%
FutureFund Series Account | JanusHendersonGlobalResearchPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC;
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	8.64%
FutureFund Series Account | JanusHendersonResearchFundClassTMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Research Fund
Portfolio Company Adviser [Text Block]	Janus Capital Management LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(19.41%)
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	9.15%
FutureFund Series Account | JensenQualityGrowthFundClassRMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Jensen Quality Growth Fund
Portfolio Company Adviser [Text Block]	Jensen Investment Management Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(30.03%)
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	11.77%
FutureFund Series Account | LordAbbettValueOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(16.89%)
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	12.93%
FutureFund Series Account | MainStayWMCSmallCompaniesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	The investment seeks long-term capital appreciation
Portfolio Company Name [Text Block]	MainStay WMC Small Companies Fund
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(21.90%)
Average Annual Total Returns, 5 Years [Percent]	4.38%
Average Annual Total Returns, 10 Years [Percent]	8.66%
FutureFund Series Account | MFSGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long term growth of capital
Portfolio Company Name [Text Block]	MFS Growth Fund
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(19.23%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	6.56%
FutureFund Series Account | PIMCOTotalReturnFundAdminClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(31.32%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	12.70%
FutureFund Series Account | PioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	Pioneer Equity Income VCT Portfolio
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
FutureFund Series Account | PutnamHighYieldFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. Corporations
Portfolio Company Name [Text Block]	Putnam High Yield Fund
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(7.94%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
FutureFund Series Account | PutnamIncomeFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income
Portfolio Company Name [Text Block]	Putnam Income Fund
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(12.13%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	2.83%
FutureFund Series Account | PutnamInternationalCapitalOpportunitiesFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income consistent with prudent risk
Portfolio Company Name [Text Block]	Putnam International Capital Opportunities Fund
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC; Putnam Investments Limited
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(12.96%)
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	1.30%
FutureFund Series Account | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund (formerly Royce Total Return Fund)
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	(18.22%)
Average Annual Total Returns, 5 Years [Percent]	1.37%
Average Annual Total Returns, 10 Years [Percent]	4.23%
FutureFund Series Account | VictoryRSSelectGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income
Portfolio Company Name [Text Block]	Victory RS Select Growth Fund
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
FutureFund Series Account | VictoryRSSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(32.43%)
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	7.45%
FutureFund Series Account | VirtusSilvantSmallCapGrowthStockFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Virtus Silvant Small-Cap Growth Stock Fund
Portfolio Company Adviser [Text Block]	Virtus Fund Advisers, LLC
Portfolio Company Subadviser [Text Block]	Silvant Capital Management LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(37.07%)
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	8.12%
FutureFund Series Account | EmpowerLifetime2035FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund (formerly Great-West Lifetime 2035 Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management LLC (formerly Great-West Capital Management LLC)
FutureFund Series Account | PIMCOTotalReturnFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Fund
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
FutureFund Series Account | AmendmentRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Amendment Rider
Purpose of Benefit [Text Block]	Offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Death Benefit, Contingent Deferred Sales Charge, and Contract Termination Charge may change under the Amendment Rider.
Name of Benefit [Text Block]	Amendment Rider
FutureFund Series Account | PeriodicPaymentOptionsMember
Prospectus:
Name of Benefit [Text Block]	Periodic Payment Options
Purpose of Benefit [Text Block]	You may Request that all or part of her Participant Annuity Account Value be applied to one of periodic payment options, which are 1) income for a specified period, 2) income of a specified amount, 3) interest only, and 4) minimum distribution.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Periodic payments will proportionately reduce the Participant Annuity Account Value.Participant must be eligible to receive a distribution under the terms of the Plan and Code.All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.
Name of Benefit [Text Block]	Periodic Payment Options
FutureFund Series Account | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to systematically make transfers from any Investment Division to any other Investment Division.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	The minimum amount that can be Transferred out of an Investment Division is $100 per month.You may not participate in dollar cost averaging and Rebalancer at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging
FutureFund Series Account | RebalancerMember
Prospectus:
Name of Benefit [Text Block]	Rebalancer
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.
Name of Benefit [Text Block]	Rebalancer
FutureFund Series Account | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Withdrawals will proportionately reduce the benefit, and such reductions could be significant.Name of BenefitPurposeStandard or OptionalMaximum Annual FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Death Benefit